Financing Receivables and Allowance for Losses on Financing Receivables (Contractual Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	$ 13,937
2017	1,299
2018	769
2019	1,428
2020	722
2021 and later	1,959
Net Rentals Receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	821
2017	719
2018	715
2019	564
2020	425
2021 and later	1,174
Financing receivables, net of deferred income	4,419
GE Capital
Contractual Obligation, Fiscal Year Maturity [Abstract]
Financing receivables, net of deferred income	25,084	$ 25,741
GE Capital | Loans receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Financing receivables, net of deferred income	$ 20,115	$ 20,270